Stockholders' Equity (Details) - Schedule of Activity of the Series A Stock - Series A Preferred Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Schedule of Activity of the Series A Stock [Line Items]
Series A Stock shares issued	10,000		10,000
Net proceeds	$ 94,000		$ 950,000